UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.7%
Automobiles & Components — 1.0%
1,800	Autoliv, Inc.	$117,594
101,100	Ford Motor Co.*	1,237,464
67,900	Johnson Controls, Inc.	2,070,950

		3,426,008

Banks — 2.8%
22,300	BancorpSouth, Inc.	316,214
28,000	Bank of Hawaii Corp.	1,257,760
26,200	BB&T Corp.	630,896
24,300	Capitol Federal Financial, Inc.	600,210
25,000	Cullen/Frost Bankers, Inc.	1,346,762
9,900	First Niagara Financial Group, Inc.	115,335
101,500	Synovus Financial Corp.	249,690
14,100	TCF Financial Corp.	228,279
150,780	Valley National Bancorp	1,945,062
139,000	Wells Fargo & Co.	3,493,070

		10,183,278

Capital Goods — 8.2%
66,200	Caterpillar, Inc.	5,208,616
7,400	Cooper Industries PLC Class A	362,082
12,700	Cummins, Inc.	1,150,366
6,400	Foster Wheeler AG*	156,544
504,450	General Electric Co.(a)	8,197,313
86,200	Honeywell International, Inc.	3,787,628
37,400	Illinois Tool Works, Inc.	1,758,548
39,000	Lockheed Martin Corp.	2,779,920
64,400	Masco Corp.	709,044
9,000	Terex Corp.*	206,280
57,050	The Boeing Co.(a)	3,796,107
24,000	United Technologies Corp.	1,709,520

		29,821,968

Commercial & Professional Services — 1.3%
141,900	Pitney Bowes, Inc.	3,033,822
91,000	R.R. Donnelley & Sons Co.	1,543,360

		4,577,182

Consumer Durables & Apparel — 1.7%
9,500	Garmin Ltd.	288,325
11,300	KB HOME	128,029
242,200	Mattel, Inc.	5,682,012

		6,098,366

Consumer Services — 0.6%
16,400	Las Vegas Sands Corp.*	571,540
13,200	MGM Resorts International*	148,896
21,500	Wyndham Worldwide Corp.	590,605
18,100	Yum! Brands, Inc.	833,686

		2,144,727

Diversified Financials — 7.2%
68,400	American Express Co.	2,874,852
133,700	Ares Capital Corp.	2,092,405
535,281	Bank of America Corp.(a)	7,017,534
3,200	BlackRock, Inc.	544,800
594,300	Citigroup, Inc.*	2,317,770
89,500	Federated Investors, Inc. Class B	2,037,020
134,200	JPMorgan Chase & Co.	5,108,994
69,900	Morgan Stanley	1,725,132

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
27,000	State Street Corp.	$1,016,820
29,300	T. Rowe Price Group, Inc.	1,466,904

		26,202,231

Energy — 11.4%
102,000	Chesapeake Energy Corp.	2,310,300
35,500	Chevron Corp.(b)	2,877,275
127,750	ConocoPhillips	7,336,683
23,000	Consol Energy, Inc.	850,080
45,100	Diamond Offshore Drilling, Inc.	3,056,427
277,000	Exxon Mobil Corp.(a)	17,115,830
31,600	Halliburton Co.	1,045,012
16,900	Occidental Petroleum Corp.	1,323,270
18,800	Schlumberger Ltd.	1,158,268
154,100	Spectra Energy Corp.	3,474,955
36,800	The Williams Companies, Inc.	703,248
2,000	Transocean Ltd.*	128,580

		41,379,928

Food & Staples Retailing — 2.5%
83,000	Sysco Corp.	2,367,160
38,000	Walgreen Co.	1,273,000
103,300	Wal-Mart Stores, Inc.	5,528,616

		9,168,776

Food, Beverage & Tobacco — 4.0%
24,200	Altria Group, Inc.	581,284
56,200	General Mills, Inc.	2,053,548
35,800	Kraft Foods, Inc. Class A	1,104,788
74,500	PepsiCo, Inc.	4,949,780
103,500	Philip Morris International, Inc.	5,798,070

		14,487,470

Health Care Equipment & Services — 1.2%
24,300	Cardinal Health, Inc.	802,872
71,700	Medtronic, Inc.	2,407,686
16,400	WellPoint, Inc.*	928,896

		4,139,454

Household & Personal Products — 2.6%
17,500	Colgate-Palmolive Co.	1,345,050
135,400	The Procter & Gamble Co.	8,119,938

		9,464,988

Insurance — 3.9%
91,700	Arthur J. Gallagher & Co.	2,418,129
21,400	Fidelity National Financial, Inc. Class A	336,194
93,200	Marsh & McLennan Companies, Inc.	2,247,984
15,600	Mercury General Corp.	637,572
55,800	MetLife, Inc.	2,145,510
26,800	Old Republic International Corp.	371,180
25,600	Principal Financial Group, Inc.	663,552
48,100	Prudential Financial, Inc.	2,606,058
53,700	The Allstate Corp.	1,694,235
17,700	The Chubb Corp.	1,008,723
3,700	Willis Group Holdings PLC	114,034

		14,243,171

Materials — 3.9%
8,100	Commercial Metals Co.	117,369
53,300	E.I. du Pont de Nemours & Co.	2,378,246
57,900	International Paper Co.	1,259,325

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
34,800	MeadWestvaco Corp.	$848,424
32,600	Monsanto Co.	1,562,518
13,600	Newmont Mining Corp.	854,216
82,100	Nucor Corp.	3,136,220
11,300	PPG Industries, Inc.	822,640
4,100	Royal Gold, Inc.	204,344
35,900	RPM International, Inc.	715,128
31,200	Steel Dynamics, Inc.	440,232
11,700	Temple-Inland, Inc.	218,322
62,400	The Dow Chemical Co.	1,713,504

		14,270,488

Media — 3.3%
69,500	Comcast Corp. Class A	1,256,560
116,600	Comcast Corp. Special A Shares	1,983,366
10,300	Regal Entertainment Group Class A	135,136
28,500	The McGraw-Hill Companies, Inc.	942,210
62,000	The Walt Disney Co.	2,052,820
33,000	Time Warner Cable, Inc.	1,781,670
123,901	Time Warner, Inc.	3,797,566

		11,949,328

Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
61,600	Abbott Laboratories(a)	3,217,984
201,050	Bristol-Myers Squibb Co.(a)	5,450,465
254,900	Eli Lilly & Co.	9,311,497
16,900	Gilead Sciences, Inc.*	601,809
83,950	Merck & Co., Inc.	3,090,200
470,600	Pfizer, Inc.(a)(b)	8,080,202

		29,752,157

Real Estate Investment Trust — 1.3%
12,900	Equity Residential	613,666
81,601	Host Hotels & Resorts, Inc.	1,181,583
17,701	Simon Property Group, Inc.	1,641,591
3,300	SL Green Realty Corp.	208,989
24,035	The Macerich Co.	1,032,303

		4,678,132

Retailing — 3.1%
11,700	Amazon.com, Inc.*	1,837,602
11,200	American Eagle Outfitters, Inc.	167,552
81,800	Foot Locker, Inc.	1,188,554
44,300	J.C. Penney Co., Inc.	1,204,074
21,000	Limited Brands, Inc.	562,380
29,600	Lowe’s Companies, Inc.	659,784
1,300	Priceline.com, Inc.*	452,842
161,600	The Home Depot, Inc.(a)	5,119,488

		11,192,276

Semiconductors & Semiconductor Equipment — 3.1%
105,000	Applied Materials, Inc.	1,226,400
455,600	Intel Corp.	8,761,188
29,000	Intersil Corp. Class A	339,010
6,500	Maxim Integrated Products, Inc.	120,315
30,100	Texas Instruments, Inc.	816,914

		11,263,827

Shares	Description	Value
Common Stocks — (continued)
Software & Services — 6.1%
27,300	Accenture PLC Class A	$1,159,977
3,000	Alliance Data Systems Corp.*	195,780
11,500	Google, Inc. Class A*	6,046,585
259,550	Microsoft Corp.(a)	6,356,379
59,500	Oracle Corp.	1,597,575
228,200	Paychex, Inc.	6,273,218
5,500	Visa, Inc. Class A	408,430
1,900	VMware, Inc. Class A*	161,386

		22,199,330

Technology Hardware & Equipment — 7.3%
29,600	Apple, Inc.*	8,399,000
128,400	Cisco Systems, Inc.*	2,811,960
120,400	Corning, Inc.	2,200,912
35,900	Diebold, Inc.	1,116,131
39,500	Hewlett-Packard Co.	1,661,765
50,800	Molex, Inc.	1,063,244
32,200	Molex, Inc. Class A	562,856
97,800	QUALCOMM, Inc.	4,412,736
44,600	SanDisk Corp.*	1,634,590
99,300	Seagate Technology*	1,169,754
22,100	Tyco Electronics Ltd.	645,762
67,800	Xerox Corp.	701,730

		26,380,440

Telecommunication Services — 4.6%
313,328	AT&T, Inc.(a)(b)	8,961,205
625,500	Windstream Corp.	7,687,395

		16,648,600

Transportation — 1.0%
46,700	CSX Corp.	2,583,444
6,700	United Continental Holdings, Inc.*	158,321
10,800	United Parcel Service, Inc. Class B	720,252

		3,462,017

Utilities — 5.4%
97,400	Consolidated Edison, Inc.	4,696,628
369,750	Duke Energy Corp.	6,548,272
25,900	Integrys Energy Group, Inc.	1,348,354
8,400	Oneok, Inc.	378,336
144,800	Progress Energy, Inc.	6,432,016

		19,403,606

TOTAL COMMON STOCKS		$346,537,748

Shares	Rate	Value
Short-term Investment(c) — 4.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
16,614,870	0.129%	$16,614,870

TOTAL INVESTMENTS — 100.3%		$363,152,618

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,191,972)

NET ASSETS — 100.0%		$361,960,646

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is held as collateral for call options written.

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

S&P 500 E-mini Index	208	December 2010	$11,821,680	$92,656

WRITTEN OPTIONS — For the period ended September 30, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	937	$2,958,465

Contracts written	3,275	10,826,421
Contracts expired	(1,231)	(3,544,049)
Contracts bought to close	(1,779)	(6,409,823)

Contracts Outstanding September 30, 2010	1,202	$3,831,014

At September 30, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index (Premiums Received $3,831,014)	1,202	$1,150	December 2010	$(4,928,200)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$388,236,058

Gross unrealized gain	2,649,679
Gross unrealized loss	(27,733,119)

Net unrealized security loss	$(25,083,440)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 91.5%
Australia — 7.8%
8,746	AGL Energy Ltd. (Utilities)	$136,680
93,443	Alumina Ltd. (Materials)	164,121
49,572	Amcor Ltd. (Materials)	312,439
30,563	Australia & New Zealand Banking Group Ltd. (Banks)	699,938
3,764	Bendigo and Adelaide Bank Ltd. (Banks)	33,282
60,690	BHP Billiton Ltd. (Materials)	2,313,350
88,730	BlueScope Steel Ltd. (Materials)	189,459
18,928	Commonwealth Bank of Australia (Banks)	936,809
11,486	Foster’s Group Ltd. (Food, Beverage & Tobacco)	67,958
223,245	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	282,630
377,409	Goodman Group (REIT)	235,808
1,169	Leighton Holdings Ltd. (Capital Goods)	37,412
4,345	Lend Lease Corp. Ltd. (Real Estate)	32,014
156,568	MAp Group (Transportation)	442,718
288,559	Metcash Ltd. (Food & Staples Retailing)	1,220,066
116,144	Mirvac Group (REIT)	149,309
148,038	National Australia Bank Ltd. (Banks)	3,627,399
241,676	OneSteel Ltd. (Materials)	686,221
3,039	Orica Ltd. (Materials)	75,819
5,705	Origin Energy Ltd. (Energy)	87,575
4,733	QBE Insurance Group Ltd. (Insurance)	79,044
5,308	Rio Tinto Ltd. (Materials)	394,454
38,162	Sonic Healthcare Ltd. (Health Care Equipment & Services)	405,815
29,938	Stockland Corp. Ltd. (REIT)	111,295
10,718	Tabcorp Holdings Ltd. (Consumer Services)	72,672
141,153	Tatts Group Ltd. (Consumer Services)	326,776
125,869	Telstra Corp. Ltd. (Telecommunication Services)	319,263
19,569	Toll Holdings Ltd. (Transportation)	124,951
43,214	Westfield Group (REIT)	512,785
27,974	Westpac Banking Corp. (Banks)	629,357
5,548	Woodside Petroleum Ltd. (Energy)	235,342
30,264	WorleyParsons Ltd. (Energy)	652,584

		15,595,345

Austria — 0.2%
7,817	Telekom Austria AG (Telecommunication Services)	117,861
6,513	Voestalpine AG (Materials)	240,122

		357,983

Belgium — 0.7%
12,228	Belgacom SA (Telecommunication Services)	477,441
10,392	Mobistar SA (Telecommunication Services)	636,500
2,567	Solvay SA (Materials)	273,863

		1,387,804

Bermuda — 1.2%
82,644	Seadrill Ltd. (Energy)	2,401,571

Shares	Description	Value
Common Stocks — (continued)
China — 0.0%
24,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	$17,594

Denmark — 0.4%
2,419	Carlsberg A/S Class B (Food, Beverage & Tobacco)	251,690
786	Coloplast A/S Class B (Health Care Equipment & Services)	93,860
6,154	Danske Bank A/S (Banks)*	147,735
1,178	Tryg A/S (Insurance)	70,739
7,149	Vestas Wind Systems A/S (Capital Goods)*	269,381

		833,405

Finland — 1.1%
48,660	Nokia Oyj (Technology Hardware & Equipment)	488,837
59,558	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,191,429
21,135	Rautaruukki Oyj (Materials)(a)	437,315

		2,117,581

France — 9.2%
11,430	Alstom SA (Capital Goods)	583,162
48,941	AXA SA (Insurance)	858,004
8,059	BNP Paribas SA (Banks)	575,181
8,770	Cap Gemini SA (Software & Services)	440,303
5,325	Casino Guichard Perrachon SA (Food & Staples Retailing)	487,935
1,179	Christian Dior SA (Consumer Durables & Apparel)	154,291
7,845	Compagnie de Saint-Gobain SA (Capital Goods)	350,563
1,755	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	133,828
39,256	Credit Agricole SA (Banks)	614,943
945	Danone SA (Food, Beverage & Tobacco)	56,637
42,768	France Telecom SA (Telecommunication Services)(a)	925,002
32,255	GDF Suez SA (Utilities)	1,157,507
3,175	Klepierre SA (REIT)	122,480
26,442	Lafarge SA (Materials)	1,513,582
416	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	61,101
24,885	Neopost SA (Technology Hardware & Equipment)(a)	1,853,440
1,155	Renault SA (Automobiles & Components)*	59,529
47,096	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	3,134,983
8,144	Schneider Electric SA (Capital Goods)(a)	1,034,630
8,191	Societe Generale SA (Banks)	473,627
17,135	Total SA (Energy)(b)	885,380
256	Unibail-Rodamco SE (REIT)	56,842
3,354	Vallourec SA (Capital Goods)	333,561
94,196	Vivendi SA (Media)(a)	2,581,752

		18,448,263

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — 6.9%
495	Allianz SE (Registered) (Insurance)	$55,924
50,422	BASF SE (Materials)	3,179,472
1,957	Daimler AG (Registered) (Automobiles & Components)*(b)	123,851
4,354	Deutsche Boerse AG (Diversified Financials)	290,536
116,464	Deutsche Post AG (Registered) (Transportation)	2,111,810
210,020	Deutsche Telekom AG (Registered) (Telecommunication Services)	2,873,576
22,142	E.ON AG (Utilities)	652,999
9,919	GEA Group AG (Capital Goods)	247,841
1,508	Metro AG (Food & Staples Retailing)	98,128
9,764	RWE AG (Utilities)	659,414
11,441	RWE AG Preference Shares (Utilities)(a)	728,961
1,389	Siemens AG (Registered) (Capital Goods)	146,523
5,632	Suedzucker AG (Food, Beverage & Tobacco)	125,873
16,278	ThyssenKrupp AG (Materials)	530,719
6,933	Volkswagen AG (Automobiles & Components)	763,969
9,948	Volkswagen AG Preference Shares (Automobiles & Components)	1,200,051

		13,789,647

Greece — 0.6%
6,811	Hellenic Telecommunications Organization SA (Telecommunication Services)	48,809
68,437	OPAP SA (Consumer Services)	1,079,369

		1,128,178

Hong Kong — 2.5%
4,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	36,536
51,000	BOC Hong Kong (Holdings) Ltd. (Banks)	161,494
8,000	Cathay Pacific Airways Ltd. (Transportation)	21,656
36,000	Cheung Kong Holdings Ltd. (Real Estate)	544,382
43,500	CLP Holdings Ltd. (Utilities)	346,798
35,850	Esprit Holdings Ltd. (Retailing)	194,173
17,000	Hang Lung Properties Ltd. (Real Estate)	82,787
23,800	Hang Seng Bank Ltd. (Banks)	349,517
19,000	Henderson Land Development Co. Ltd. (Real Estate)	135,007
73,300	Hong Kong & China Gas Co. Ltd. (Utilities)	185,108
23,000	Hong Kong Electric Holdings Ltd. (Utilities)	139,757
19,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	373,536
45,000	Hutchison Whampoa Ltd. (Capital Goods)	418,679
9,500	Kerry Properties Ltd. (Real Estate)	51,570

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
42,000	Li & Fung Ltd. (Retailing)	$235,277
4,500	Lifestyle International Holdings Ltd. (Retailing)	11,063
32,500	MTR Corp. Ltd. (Transportation)	122,702
56,436	New World Development Ltd. (Real Estate)	113,370
43,150	Noble Group Ltd. (Capital Goods)	62,014
26,800	Sands China Ltd. (Consumer Services)*	48,086
22,000	Shangri-La Asia Ltd. (Consumer Services)	50,023
86,000	Sino Land Co. Ltd. (Real Estate)	177,464
34,000	Sun Hung Kai Properties Ltd. (Real Estate)	584,974
15,500	Swire Pacific Ltd. Class A (Real Estate)	213,099
2,000	Television Broadcasts Ltd. (Media)	11,398
14,020	The Bank of East Asia Ltd. (Banks)	59,246
38,673	The Link Real Estate Investment Trust (REIT)	114,749
9,000	The Wharf (Holdings) Ltd. (Real Estate)	57,726
7,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	27,690

		4,929,881

Israel — 0.7%
25,804	Bank Hapoalim BM (Banks)*	118,335
26,405	Bank Leumi Le-Israel BM (Banks)*	123,108
35,814	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	89,050
5,122	Israel Chemicals Ltd. (Materials)	71,929
15,036	Israel Discount Bank Ltd. Class A (Banks)*	29,748
2,649	NICE Systems Ltd. ADR (Software & Services)*	82,887
1,907	Partner Communications Co. Ltd. (Telecommunication Services)	35,232
17,801	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	939,003

		1,489,292

Italy — 3.0%
296,429	Enel SpA (Utilities)	1,584,615
57,889	Eni SpA (Energy)(a)	1,250,828
31,156	Finmeccanica SpA (Capital Goods)	370,870
815,008	Parmalat SpA (Food, Beverage & Tobacco)	2,094,022
31,846	Pirelli & C. SpA (Automobiles & Components)	260,064
8,503	Prysmian SpA (Capital Goods)	155,635
113,009	UniCredit SpA (Banks)	289,406

		6,005,440

Japan — 19.5%
27,000	AEON Credit Service Co. Ltd. (Diversified Financials)	291,432
64,000	Asahi Glass Co. Ltd. (Capital Goods)	652,713

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$39,804
112,700	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	838,166
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	549,937
48,000	Daiwa Securities Group, Inc. (Diversified Financials)	193,789
62,000	Dowa Holdings Co. Ltd. (Materials)	369,200
1,700	East Japan Railway Co. (Transportation)	102,711
6,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	241,439
55,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	351,617
34,000	Fujitsu Ltd. (Technology Hardware & Equipment)	239,216
46,000	Furukawa Electric Co. Ltd. (Capital Goods)	172,986
104,400	Honda Motor Co. Ltd. (Automobiles & Components)	3,714,983
131,000	ITOCHU Corp. (Capital Goods)	1,199,029
1,600	ITOCHU Techno-Solutions Corp. (Software & Services)	52,309
42	Japan Prime Realty Investment Corp. (REIT)	92,517
53	Japan Retail Fund Investment Corp. (REIT)	74,721
90	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	299,885
18,000	Kajima Corp. (Capital Goods)	43,608
11,300	Komatsu Ltd. (Capital Goods)	262,883
18,000	Kubota Corp. (Capital Goods)	165,090
31,600	Kyushu Electric Power Co., Inc. (Utilities)	721,702
9,900	Lawson, Inc. (Food & Staples Retailing)	452,981
29,400	Marui Group Co. Ltd. (Retailing)	219,967
1,100	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	51,902
26,200	Mitsubishi Corp. (Capital Goods)	622,489
40,000	Mitsubishi Estate Co. Ltd. (Real Estate)	651,145
34,200	Mitsui & Co. Ltd. (Capital Goods)	508,518
3,000	Mitsui Fudosan Co. Ltd. (Real Estate)	50,618
101,000	Mitsui OSK Lines Ltd. (Transportation)	635,469
1,658,500	Mizuho Financial Group, Inc. (Banks)	2,405,764
500	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	26,438
39,000	NEC Corp. (Technology Hardware & Equipment)	103,704
100	Nintendo Co. Ltd. (Software & Services)	25,081
228,000	Nippon Express Co. Ltd. (Transportation)	868,748
21,000	Nippon Paper Group, Inc. (Materials)	526,215
80,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	174,662
58,000	NKSJ Holdings, Inc. (Insurance)*	363,414

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
58,300	Nomura Holdings, Inc. (Diversified Financials)	$280,480
105,000	NSK Ltd. (Capital Goods)	712,355
160,000	NTN Corp. (Capital Goods)	689,516
1,001	NTT DoCoMo, Inc. (Telecommunication Services)	1,671,817
18,800	Oracle Corp. Japan (Software & Services)	896,414
262,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	3,711,945
5,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	315,848
13,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	725,625
134	SBI Holdings, Inc. (Diversified Financials)	16,802
1,600	Seiko Epson Corp. (Technology Hardware & Equipment)	24,302
96,000	Sekisui House Ltd. (Consumer Durables & Apparel)	863,966
16,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	384,599
9,100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	100,839
34,100	Shiseido Co. Ltd. (Household & Personal Products)	766,060
43,700	Stanley Electric Co. Ltd. (Automobiles & Components)	697,468
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	446,375
198,000	Sumitomo Metal Industries Ltd. (Materials)	500,500
10,000	Sumitomo Metal Mining Co. Ltd. (Materials)	153,020
37,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,092,821
54,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,117,675
400	Suzuken Co. Ltd. (Health Care Equipment & Services)	13,259
2,000	T&D Holdings, Inc. (Insurance)	41,745
39,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,806,731
5,100	The Kansai Electric Power Co., Inc. (Utilities)	123,881
61,700	Tohoku Electric Power Co., Inc (Utilities)	1,365,898
65,000	TonenGeneral Sekiyu KK (Energy)	602,481
3,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	23,489
477,000	Tosoh Corp. (Materials)	1,287,993
3,300	Toyoda Gosei Co. Ltd. (Automobiles & Components)	72,997

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,450	USS Co. Ltd. (Retailing)	$183,267

		39,047,020

Luxembourg — 0.1%
9,301	ArcelorMittal (Materials)	306,845

Netherlands — 4.7%
5,789	Corio NV (REIT)	395,941
86,863	ING Groep NV CVA (Diversified Financials)*	900,824
31,647	Koninklijke Philips Electronics NV (Capital Goods)	995,772
82,659	Royal Dutch Shell PLC Class A (Energy)(a)	2,501,881
67,844	Royal Dutch Shell PLC Class B (Energy)	1,982,093
85,122	Unilever NV CVA (Food, Beverage & Tobacco)	2,549,059

		9,325,570

Norway — 0.2%
44,757	Orkla ASA (Capital Goods)	413,383

Portugal — 0.2%
27,634	Brisa Auto-Estradas de Portugal SA (Transportation)	178,456
16,725	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	222,485

		400,941

Singapore — 1.5%
15,000	Ascendas Real Estate Investment Trust (REIT)	25,014
75,000	CapitaLand Ltd. (Real Estate)	231,456
52,000	CapitaMall Trust (REIT)	85,066
20,000	CapitaMalls Asia Ltd. (Real Estate)	32,864
8,000	City Developments Ltd. (Real Estate)	77,520
26,000	ComfortDelgro Corp. Ltd. (Transportation)	30,022
41,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	55,179
30,000	DBS Group Holdings Ltd. (Banks)	320,957
30,000	Fraser and Neave Ltd. (Capital Goods)	148,199
145,000	Genting Singapore PLC (Consumer Services)*	205,132
247,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	107,287
33,000	Keppel Corp. Ltd. (Capital Goods)	225,283
27,000	Neptune Orient Lines Ltd. (Transportation)*	40,643
8,000	Olam International Ltd. (Food & Staples Retailing)	19,822
56,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	377,467
8,000	SembCorp Industries Ltd. (Capital Goods)	26,514
17,000	SembCorp Marine Ltd. (Capital Goods)	50,798
7,000	Singapore Airlines Ltd. (Transportation)	86,897

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
16,000	Singapore Exchange Ltd. (Diversified Financials)	$109,717
25,000	Singapore Press Holdings Ltd. (Media)	80,799
4,000	Singapore Technologies Engineering Ltd. (Capital Goods)	10,212
133,000	Singapore Telecommunications Ltd. (Telecommunication Services)	317,416
18,000	StarHub Ltd. (Telecommunication Services)	35,348
18,000	United Overseas Bank Ltd. (Banks)	250,336
14,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	63,846

		3,013,794

Spain — 4.0%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	503,732
81,030	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,096,509
51,371	Banco Popular Espanol SA (Banks)	326,492
395,491	Banco Santander SA (Banks)(a)	5,019,676
11,569	Bankinter SA (Banks)	80,581
15,201	Ferrovial SA (Transportation)	142,562
12,100	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	173,729
5,227	Indra Sistemas SA (Software & Services)	99,856
18,812	Repsol YPF SA (Energy)	484,959

		7,928,096

Sweden — 2.7%
19,810	Atlas Copco AB Class A (Capital Goods)	383,138
9,290	Atlas Copco AB Class B (Capital Goods)	163,970
29,087	Boliden AB (Materials)	441,472
43,949	Electrolux AB Class B (Consumer Durables & Apparel)	1,083,518
5,562	Hennes & Mauritz AB Class B (Retailing)	201,857
14,667	Investor AB Class B (Diversified Financials)	298,626
42,669	Nordea Bank AB (Banks)	445,819
2,048	Ratos AB Class B (Diversified Financials)	70,890
4,107	Sandvik AB (Capital Goods)	63,060
128,918	Securitas AB Class B (Commercial & Professional Services)	1,391,982
64,721	Skandinaviska Enskilda Banken AB Class A (Banks)	481,801
10,976	SKF AB Class B (Capital Goods)	253,155
5,110	SSAB AB Class A (Materials)	81,602
2,651	Svenska Handelsbanken AB Class A (Banks)	87,106

		5,447,996

Switzerland — 7.3%
69,703	Credit Suisse Group AG (Registered) (Diversified Financials)	2,969,575

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
4,259	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$364,054
59,918	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	3,194,075
35,406	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)	636,598
26,788	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,541,862
9,110	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,244,718
45,369	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	347,169
47,119	Xstrata PLC (Materials)	902,579
14,520	Zurich Financial Services AG (Insurance)	3,403,924

		14,604,554

United Kingdom — 17.0%
69,125	Aviva PLC (Insurance)	433,309
262,984	BAE Systems PLC (Capital Goods)	1,416,171
89,965	Balfour Beatty PLC (Capital Goods)	378,623
455,126	Barclays PLC (Banks)	2,139,225
122,355	BHP Billiton PLC (Materials)(a)	3,902,203
80,328	BP PLC ADR (Energy)(a)(b)	3,307,104
46,975	British American Tobacco PLC (Food, Beverage & Tobacco)(a)(b)	1,754,317
8,497	Diageo PLC (Food, Beverage & Tobacco)(a)	146,238
85,865	Firstgroup PLC (Transportation)	489,701
98,628	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,897,779
203,095	Home Retail Group PLC (Retailing)	658,093
298,899	HSBC Holdings PLC (Banks)	3,023,657
4,466	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	133,224
52,347	J Sainsbury PLC (Food & Staples Retailing)	321,634
11,470	Land Securities Group PLC (REIT)	115,416
54,086	Lloyds Banking Group PLC (Banks)*	62,748
264,014	Man Group PLC (Diversified Financials)	909,684
152,766	National Grid PLC (Utilities)	1,295,799
57,441	Reed Elsevier PLC (Media)	485,721
10,065	Rio Tinto PLC (Materials)	589,643
413,681	Royal Bank of Scotland Group PLC (Banks)*	306,849
14,865	Scottish & Southern Energy PLC (Utilities)	261,244
37,479	Segro PLC (REIT)	161,028
6,690	Standard Chartered PLC (Banks)	192,100
340,105	Standard Life PLC (Insurance)	1,236,786
11,390	The British Land Co. PLC (REIT)	83,289
94,407	The Sage Group PLC (Software & Services)	410,157
308,765	TUI Travel PLC (Consumer Services)	1,040,088

Shares	Description		Value
Common Stocks — (continued)
United Kingdom — (continued)
45,569	Unilever PLC (Food, Beverage & Tobacco)(b)		$1,318,920
35,696	United Utilities Group PLC (Utilities)		321,277
3,255	Vedanta Resources PLC (Materials)		110,800
122,345	Vodafone Group PLC ADR (Telecommunication Services)		3,035,379
9,212	WPP PLC (Media)		102,138

			34,040,344

TOTAL COMMON STOCKS			$183,030,527

		Expiration
Units	Description	Month	Value
Right* — 0.0%
France — 0.0%
1,755	Compagnie Generale des Etablissements Michelin (Automobiles & Components)*	10/10	$4,900

Shares	Rate	Value
Short-term Investment(c) — 1.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,547,647	0.129%	$3,547,647

TOTAL INVESTMENTS — 93.3%		$186,583,074

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.7%		13,374,734

NET ASSETS — 100.0%		$199,957,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is held as collateral for call options written.

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STROXX 50 Index	187	December 2010	$6,979,922	$(96,244)
FTSE 100 Index	37	December 2010	3,213,928	(13,729)
TSE TOPIX Index	31	December 2010	3,069,178	(981)

TOTAL				$(110,954)

WRITTEN OPTIONS — For the period ended September 30, 2010, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2009	479	$996,829

Contracts written	3,087	5,439,891
Contracts expired	(1,900)	(2,940,234)
Contracts bought to close	(641)	(1,263,737)

Contracts Outstanding September 30, 2010	1,025	$2,232,749

At September 30, 2010, the Fund had outstanding written options as follows:

	Number of	Exercise		Expiration
Call Options	Contracts	Rate		Month	Value

Dow Jones EURO STOXX 50 Index	669	EUR	2,800	December 2010	$(855,469)
FTSE 100 Index	188	GBP	5,600	December 2010	(513,873)
Nikkei-225 Stock Average	168	JPY	9,500	December 2010	(668,136)

Total (Premiums Received $2,232,749)	1,025				$(2,037,478)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$180,309,225

Gross unrealized gain	12,982,839
Gross unrealized loss	(6,708,990)

Net unrealized security gain	$6,273,849

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Automobiles & Components — 1.0%
16,480	Autoliv, Inc.	$1,076,638
47,405	Johnson Controls, Inc.	1,445,853
3,905	TRW Automotive Holdings Corp.*	162,292

		2,684,783

Banks — 1.7%
21,080	CVB Financial Corp.(a)	158,311
29,853	Fulton Financial Corp.	270,468
99,367	Hudson City Bancorp, Inc.	1,218,239
108,260	International Bancshares Corp.	1,828,511
40,833	Investors Bancorp, Inc.*	483,463
16,150	New York Community Bancorp, Inc.	262,438
6,268	TCF Financial Corp.	101,479
4,305	Trustmark Corp.	93,591
4,405	U.S. Bancorp	95,236

		4,511,736

Capital Goods — 7.3%
20,955	3M Co.	1,817,008
6,288	AGCO Corp.*	245,295
2,403	Armstrong World Industries, Inc.*	99,748
21,717	Astec Industries, Inc.*	619,586
26,969	Briggs & Stratton Corp.	512,681
11,431	Cummins, Inc.	1,035,420
38,467	Emerson Electric Co.	2,025,672
6,452	Graco, Inc.	204,722
70,770	Honeywell International, Inc.	3,109,634
7,500	Interline Brands, Inc.*	135,316
34,263	Lydall, Inc.*	252,176
21,947	Miller Industries, Inc.	296,943
14,757	MSC Industrial Direct Co. Class A	797,468
30,172	Northrop Grumman Corp.	1,829,328
55,956	Oshkosh Corp.*	1,538,790
18,961	Raytheon Co.	866,707
15,322	Rockwell Automation, Inc.	945,827
27,056	Rockwell Collins, Inc.	1,576,012
8,006	Simpson Manufacturing Co., Inc.	206,395
5,328	Textron, Inc.	109,544
11,971	The Boeing Co.	796,550
7,092	Tyco International Ltd.	260,489
4,815	Universal Forest Products, Inc.	140,839
6,360	URS Corp.*	241,553

		19,663,703

Commercial & Professional Services — 1.1%
28,311	HNI Corp.	814,224
27,695	Manpower, Inc.	1,445,679
25,757	Robert Half International, Inc.	669,682

		2,929,585

Consumer Durables & Apparel — 1.3%
4,969	Blyth, Inc.	204,922
8,036	Harman International Industries, Inc.*	268,483
5,937	Mohawk Industries, Inc.*	316,442
9,441	Oxford Industries, Inc.	224,507
6,271	Polaris Industries, Inc.	408,242
39,072	Skechers U.S.A., Inc. Class A*	917,801
31,113	Tempur-Pedic International, Inc.*	964,503

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
8,954	Wolverine World Wide, Inc.	$259,755

		3,564,655

Consumer Services — 2.2%
989	Biglari Holdings, Inc.*	325,035
3,602	Capella Education Co.*	279,587
62,325	Carnival Corp.	2,381,438
25,125	Darden Restaurants, Inc.	1,074,847
12,664	McCormick & Schmick’s Seafood Restaurants, Inc.*	98,526
13,829	O’Charleys, Inc.*	99,431
60,264	Starbucks Corp.	1,541,553

		5,800,417

Diversified Financials — 6.3%
67,432	Advance America, Cash Advance Centers, Inc.	271,751
77,870	Apollo Investment Corp.	796,610
19,201	Artio Global Investors, Inc.	293,775
124,410	Bank of America Corp.	1,631,015
13,344	Calamos Asset Management, Inc. Class A	153,456
50,978	Capital One Financial Corp.	2,016,180
4,761	Cash America International, Inc.	166,635
5,058	CME Group, Inc.	1,317,356
13,153	Federated Investors, Inc. Class B(a)	299,362
133,788	JPMorgan Chase & Co.	5,093,309
14,305	Life Partners Holdings, Inc.(a)	272,224
41,872	Moody’s Corp.	1,045,963
23,596	Morgan Stanley	582,349
24,427	NGP Capital Resources Co.	221,309
75,213	PHH Corp.*	1,583,986
50,290	The Bank of New York Mellon Corp.	1,314,078

		17,059,358

Energy — 10.8%
84,673	Chevron Corp.	6,862,747
27,546	Complete Production Services, Inc.*	563,316
51,515	ConocoPhillips	2,958,506
14,637	Dril-Quip, Inc.*	909,104
24,615	Exterran Holdings, Inc.*	559,007
118,226	Exxon Mobil Corp.	7,305,185
36,196	Hess Corp.	2,139,907
4,389	Schlumberger Ltd.	270,406
20,127	Spectra Energy Corp.	453,864
34,096	Sunoco, Inc.	1,244,504
321,452	Valero Energy Corp.	5,628,624

		28,895,170

Food & Staples Retailing — 1.8%
91,949	Wal-Mart Stores, Inc.	4,921,110

Food, Beverage & Tobacco — 6.0%
24,097	Archer-Daniels-Midland Co.	769,176
9,117	Boston Beer Co., Inc. Class A*	609,654
6,857	ConAgra Foods, Inc.	150,443
5,080	Lancaster Colony Corp.	241,300
119,794	Lorillard, Inc.	9,620,656
24,218	Philip Morris International, Inc.	1,356,692
4,317	Sanderson Farms, Inc.	186,883

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
31,218	The Coca-Cola Co.	$1,826,877
86,219	Tyson Foods, Inc. Class A	1,381,229

		16,142,910

Health Care Equipment & Services — 3.4%
17,572	Becton, Dickinson and Co.	1,302,085
182,768	Boston Scientific Corp.*	1,120,368
84,266	Cardinal Health, Inc.	2,784,149
27,469	Coventry Health Care, Inc.*	591,408
23,849	Health Net, Inc.*	648,454
7,870	Humana, Inc.*	395,389
12,626	Omnicare, Inc.	301,509
2,928	Stryker Corp.	146,546
35,771	UnitedHealth Group, Inc.	1,255,920
20,487	Universal American Corp.	302,183
3,949	WellPoint, Inc.*	223,671

		9,071,682

Household & Personal Products — 2.1%
51,237	Colgate-Palmolive Co.	3,938,076
27,499	The Procter & Gamble Co.	1,649,115

		5,587,191

Insurance — 4.4%
17,555	American International Group, Inc.*(a)	686,401
7,010	Axis Capital Holdings Ltd.	230,909
15	Berkshire Hathaway, Inc. Class A*	1,867,500
30,946	Berkshire Hathaway, Inc. Class B*	2,558,615
73,145	CNO Financial Group, Inc.*	405,223
26,691	Flagstone Reinsurance Holdings SA	283,192
96,389	Loews Corp.	3,653,143
17,992	Principal Financial Group, Inc.	466,353
29,468	Protective Life Corp.	641,224
3,434	Prudential Financial, Inc.	186,054
19,547	StanCorp Financial Group, Inc.	742,786
5,907	Unum Group	130,840

		11,852,240

Materials — 4.7%
60,498	Alcoa, Inc.	732,631
4,127	Clearwater Paper Corp.*	313,982
11,203	Domtar Corp.	723,490
124,346	Huntsman Corp.	1,437,440
38,617	MeadWestvaco Corp.	941,482
16,576	Monsanto Co.	794,488
66,272	Newmont Mining Corp.	4,162,544
12,136	Olympic Steel, Inc.	279,007
17,180	Reliance Steel & Aluminum Co.	713,485
21,781	Southern Copper Corp.	764,949
28,522	Spartech Corp.*	234,165
19,707	The Sherwin-Williams Co.	1,480,784

		12,578,447

Media — 2.8%
50,332	Comcast Corp. Special A Shares	856,147
102,248	DISH Network Corp. Class A	1,959,072
10,419	EW Scripps Co. Class A*	82,102
14,116	Gannett Co., Inc.	172,639
42,991	Journal Communications, Inc. Class A*	193,889
65,964	News Corp. Class A	861,490

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
59,905	Regal Entertainment Group Class A	$785,953
35,796	Scholastic Corp.	995,845
51,700	Time Warner, Inc.	1,584,605

		7,491,742

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
74,375	Affymetrix, Inc.*	339,150
30,311	Amgen, Inc.*(b)	1,670,439
17,656	Biogen Idec, Inc.*	990,855
34,480	Cephalon, Inc.*	2,152,931
189,084	Eli Lilly & Co.	6,907,239
91,696	Gilead Sciences, Inc.*	3,265,295
134,340	King Pharmaceuticals, Inc.*	1,338,026
383,354	Pfizer, Inc.	6,582,188

		23,246,123

Real Estate Investment Trust — 1.8%
40,740	American Campus Communities, Inc.	1,240,126
77,244	Annaly Capital Management, Inc.	1,359,494
93,987	MPG Office Trust, Inc.*	234,968
6,693	Rayonier, Inc.	335,453
16,802	Simon Property Group, Inc.	1,558,303

		4,728,344

Retailing — 3.8%
10,311	Abercrombie & Fitch Co. Class A	405,429
2,866	Amazon.com, Inc.*	450,134
96,603	AnnTaylor Stores Corp.*	1,955,245
21,921	Big Lots, Inc.*	728,873
49,281	Brown Shoe Co., Inc.	565,253
18,288	Dillard’s, Inc. Class A	432,328
35,823	Expedia, Inc.	1,010,567
4,934	Guess?, Inc.	200,468
20,971	Haverty Furniture Cos., Inc.	228,794
9,684	J. Crew Group, Inc.*	325,576
14,659	J.C. Penney Co., Inc.	398,432
41,934	Liberty Media Corp. — Interactive Class A*	574,915
30,047	Nordstrom, Inc.	1,117,748
2,158	Ross Stores, Inc.	117,870
12,330	Rue21, Inc.*	318,237
39,079	The Finish Line, Inc. Class A	543,589
4,292	Urban Outfitters, Inc.*	134,941
13,013	Williams-Sonoma, Inc.	412,512
19,433	Zumiez, Inc.*	411,202

		10,332,113

Semiconductors & Semiconductor Equipment — 2.8%
54,974	Advanced Micro Devices, Inc.*	390,865
77,438	Fairchild Semiconductor International, Inc.*	727,917
163,588	Intel Corp.	3,145,797
18,372	LSI Corp.*	83,776
15,886	Micrel, Inc.	156,636
107,945	Micron Technology, Inc.*	778,284
60,342	National Semiconductor Corp.	770,567
147,811	RF Micro Devices, Inc.*	907,560

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
76,826	Zoran Corp.*	$586,951

		7,548,353

Software & Services — 10.3%
123,439	Accenture PLC Class A	5,244,923
289,537	Activision Blizzard, Inc.	3,132,790
56,422	Adobe Systems, Inc.*	1,475,435
9,667	Amdocs Ltd.*	277,056
10,558	AOL, Inc.*	261,311
1,983	Computer Sciences Corp.	91,218
35,276	eBay, Inc.*	860,734
1,056	Google, Inc. Class A*	555,234
2,652	International Business Machines Corp.	355,739
10,574	Mantech International Corp. Class A*	418,730
231,320	Microsoft Corp.	5,665,027
6,450	MicroStrategy, Inc. Class A*	558,635
8,641	NeuStar, Inc. Class A*	214,815
107,873	Oracle Corp.	2,896,390
58,327	RealNetworks, Inc.*	190,146
14,381	Rosetta Stone, Inc.*(a)	305,453
186,210	Symantec Corp.*	2,824,806
15,589	TeleTech Holdings, Inc.*	231,341
23,950	Teradata Corp.*	923,512
78,356	THQ, Inc.*	314,991
12,809	VeriFone Systems, Inc.*	397,976
11,070	VeriSign, Inc.*	351,362

		27,547,624

Technology Hardware & Equipment — 5.4%
17,661	Agilysys, Inc.*	114,796
17,315	Arris Group, Inc.*	169,168
91,957	Cisco Systems, Inc.*	2,013,858
41,102	Electronics for Imaging, Inc.*	498,156
70,917	Hewlett-Packard Co.	2,983,478
44,660	Ingram Micro, Inc. Class A*	752,968
25,838	Isilon Systems, Inc.*	575,671
10,023	Jabil Circuit, Inc.	144,431
35,020	JDS Uniphase Corp.*	433,898
17,445	Methode Electronics, Inc.	158,401
5,502	National Instruments Corp.	179,695
4,155	NetApp, Inc.*	206,877
13,675	Plantronics, Inc.	461,941
70,218	Power-One, Inc.*(a)	638,282
137,424	Seagate Technology*	1,618,855
15,902	Tekelec*	206,090
89,289	Vishay Intertechnology, Inc.*	864,334
86,614	Western Digital Corp.*	2,458,971

		14,479,870

Telecommunication Services — 2.2%
75,213	AT&T, Inc.(b)	2,151,092
21,870	Frontier Communications Corp.	178,678
8,622	IDT Corp. Class B*	153,385
11,973	Leap Wireless International, Inc.*	147,867
15,074	Telephone & Data Systems, Inc.	494,427
78,349	USA Mobility, Inc.	1,255,934

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
49,593	Verizon Communications, Inc.	$1,616,236

		5,997,619

Transportation — 3.0%
24,443	Alaska Air Group, Inc.*	1,247,326
91,101	Allegiant Travel Co.	3,855,394
6,419	Arkansas Best Corp.	155,533
14,609	Copa Holdings SA Class A	787,571
78,153	JetBlue Airways Corp.*	522,844
33,653	Pacer International, Inc.*	203,264
79,107	Republic Airways Holdings, Inc.*	655,006
28,563	Werner Enterprises, Inc.	585,256

		8,012,194

Utilities — 2.6%
70,694	Constellation Energy Group, Inc.	2,279,174
8,046	Duke Energy Corp.	142,495
22,844	Exelon Corp.	972,697
7,541	FirstEnergy Corp.	290,630
22,163	Integrys Energy Group, Inc.	1,153,806
14,421	MDU Resources Group, Inc.	287,699
10,219	NRG Energy, Inc.*	212,760
45,550	Southern Co.	1,696,282

		7,035,543

TOTAL COMMON STOCKS		$261,682,512

Shares	Rate	Value
Short-term Investment(c) — 4.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,970,475	0.129%	$11,970,475

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$273,652,987

Securities Lending Reinvestment Vehicle(c)(d) — 0.7%
Boston Global Investment Trust — Enhanced Portfolio II
2,065,509	0.229%	$2,067,574

TOTAL INVESTMENTS — 102.6%		$275,720,561

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(6,973,686)

NET ASSETS — 100.0%		$268,746,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Russell 2000 Mini Index	7	December 2010	$472,150	$15,834
S&P 500 E-mini Index	87	December 2010	4,944,645	62,123

TOTAL				$77,957

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$290,132,520

Gross unrealized gain	6,023,233
Gross unrealized loss	(20,435,192)

Net unrealized security loss	$(14,411,959)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Australia — 8.4%
15,536	AGL Energy Ltd. (Utilities)	$242,792
43,948	Australia & New Zealand Banking Group Ltd. (Banks)	1,006,474
22,976	Bendigo and Adelaide Bank Ltd. (Banks)	203,160
51,765	BHP Billiton Ltd. (Materials)	1,973,152
43,596	Caltex Australia Ltd. (Energy)	507,478
53,078	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	615,562
17,332	Commonwealth Bank of Australia (Banks)	857,818
4,027	Computershare Ltd. (Software & Services)	38,049
112,740	Dexus Property Group (REIT)	93,265
36,651	Fairfax Media Ltd. (Media)(a)	52,088
65,978	Foster’s Group Ltd. (Food, Beverage & Tobacco)	390,364
67,257	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	85,148
75,701	Incitec Pivot Ltd. (Materials)	263,515
19,650	Insurance Australia Group Ltd. (Insurance)	69,180
2,644	Macquarie Group Ltd. (Diversified Financials)	92,774
191,146	MAp Group (Transportation)	540,492
43,137	Metcash Ltd. (Food & Staples Retailing)	182,389
28,942	Mirvac Group (REIT)	37,207
31,020	National Australia Bank Ltd. (Banks)	760,088
108,653	OZ Minerals Ltd. (Materials)	152,630
11,411	Paladin Energy Ltd. (Energy)*	39,703
14,272	Qantas Airways Ltd. (Transportation)*	38,508
5,689	QBE Insurance Group Ltd. (Insurance)	95,010
9,900	Rio Tinto Ltd. (Materials)	735,700
265,024	SP AusNet (Utilities)	221,013
31,419	Suncorp-Metway Ltd. (Insurance)	273,716
46,731	Tatts Group Ltd. (Consumer Services)	108,185
8,124	Wesfarmers Ltd. (Food & Staples Retailing)	258,565
1,898	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	60,813
51,146	Westfield Group (REIT)	606,907
27,246	Westpac Banking Corp. (Banks)	612,978
664	Woodside Petroleum Ltd. (Energy)	28,166
10,836	WorleyParsons Ltd. (Energy)	233,657

		11,476,546

Austria — 0.2%
3,853	OMV AG (Energy)	144,343
3,540	Raiffeisen International Bank-Holding AG (Banks)	165,354

		309,697

Belgium — 0.9%
116,286	Ageas SA/NV (Insurance)	333,419
4,073	Delhaize Group SA (Food & Staples Retailing)	295,951
4,305	KBC Groep NV (Banks)*	193,231
4,448	Mobistar SA (Telecommunication Services)	272,436

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
1,311	Solvay SA (Materials)	$139,865

		1,234,902

Bermuda — 0.1%
5,400	Seadrill Ltd. (Energy)	156,920

China — 0.1%
75,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	54,980
60,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	80,400

		135,380

Denmark — 1.2%
15	A.P. Moller — Maersk A/S Class A (Transportation)	121,576
6,655	Carlsberg A/S Class B (Food, Beverage & Tobacco)	692,434
1,676	Coloplast A/S Class B (Health Care Equipment & Services)	200,139
22,894	DSV A/S (Transportation)	465,716
1,193	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	118,057

		1,597,922

Finland — 1.5%
11,231	Elisa Oyj Class A (Telecommunication Services)*	258,211
14,272	Fortum Oyj (Utilities)	373,799
19,130	Kesko Oyj Class B (Food & Staples Retailing)	899,600
29,571	Nokia Oyj (Technology Hardware & Equipment)	297,069
5,625	Sampo Oyj Class A (Insurance)	151,984

		1,980,663

France — 9.2%
4,951	Accor SA (Consumer Services)	181,004
1,593	Atos Origin SA (Software & Services)*	72,040
41,424	AXA SA (Insurance)	726,220
2,676	BNP Paribas (Banks)	190,990
1,487	Casino Guichard Perrachon SA (Food & Staples Retailing)	136,255
1,451	Christian Dior SA (Consumer Durables & Apparel)	189,886
7,220	Compagnie Generale de Geophysique-Veritas (Energy)*	158,383
21,293	Credit Agricole SA (Banks)	333,553
4,951	Edenred SA (Commercial & Professional Services)*	98,070
63,805	France Telecom SA (Telecommunication Services)	1,379,998
1,301	Gecina SA (REIT)	154,378
14,348	Lagardere S.C.A (Media)	561,723
1,286	L’Oreal SA (Household & Personal Products)	144,840
3,426	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	503,206

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
14,816	Natixis SA (Banks)*	$84,905
11,261	PSA Peugeot Citroen SA (Automobiles & Components)*	379,818
13,645	Renault SA (Automobiles & Components)*	703,271
6,913	Safran SA (Capital Goods)	194,296
24,552	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,634,324
10,283	Schneider Electric SA (Capital Goods)	1,306,373
7,215	Societe Generale SA (Banks)	417,192
4,509	Technip SA (Energy)	363,336
30,523	Total SA (Energy)	1,577,149
1,190	Unibail-Rodamco SE (REIT)	264,226
28,677	Veolia Environnement SA (Utilities)	755,639

		12,511,075

Germany — 8.1%
17,616	Adidas AG (Registered) (Consumer Durables & Apparel)	1,090,298
6,219	Allianz SE (Registered) (Insurance)	702,605
13,524	BASF SE (Materials)	852,786
9,190	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	640,544
4,321	Celesio AG (Health Care Equipment & Services)	94,009
11,742	Commerzbank AG (Banks)*(a)	97,280
4,234	Daimler AG (Registered) (Automobiles & Components)*	267,954
10,507	Deutsche Bank AG (Registered) (Diversified Financials)	575,205
16,814	Deutsche Post AG (Registered) (Transportation)	304,884
49,922	E.ON AG (Utilities)	1,472,271
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	752,892
3,627	Hochtief AG (Capital Goods)	314,039
2,327	Metro AG (Food & Staples Retailing)	151,421
3,229	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	447,158
8,839	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	437,106
3,224	SAP AG (Software & Services)	159,455
10,631	Siemens AG (Registered) (Capital Goods)	1,121,442
17,781	Suedzucker AG (Food, Beverage & Tobacco)	397,399
87,749	TUI AG (Consumer Services)*(a)	1,071,151
876	Volkswagen AG (Automobiles & Components)	96,529

		11,046,428

Hong Kong — 2.6%
1,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	8,911

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	$193,159
8,000	Cathay Pacific Airways Ltd. (Transportation)	21,656
16,000	Cheung Kong Holdings Ltd. (Real Estate)	241,948
16,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	63,479
27,000	CLP Holdings Ltd. (Utilities)	215,254
13,067	Esprit Holdings Ltd. (Retailing)	70,774
9,000	Hang Lung Properties Ltd. (Real Estate)	43,829
5,300	Hang Seng Bank Ltd. (Banks)	77,834
2,000	Henderson Land Development Co. Ltd. (Real Estate)	14,211
26,400	Hong Kong & China Gas Co. Ltd. (Utilities)	66,669
21,000	Hong Kong Electric Holdings Ltd. (Utilities)	127,605
7,700	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	151,380
35,000	Hutchison Whampoa Ltd. (Capital Goods)	325,639
68,794	Hysan Development Co. Ltd. (Real Estate)	245,983
18,000	Li & Fung Ltd. (Retailing)	100,833
177,193	New World Development Ltd. (Real Estate)	355,948
23,798	Noble Group Ltd. (Capital Goods)	34,202
37,894	NWS Holdings Ltd. (Capital Goods)	74,195
13,000	Orient Overseas International Ltd. (Transportation)	103,569
12,800	Sands China Ltd. (Consumer Services)*	22,967
4,000	Sun Hung Kai Properties Ltd. (Real Estate)	68,820
33,500	Swire Pacific Ltd. Class A (Real Estate)	460,568
2,000	Television Broadcasts Ltd. (Media)	11,398
28,651	The Link Real Estate Investment Trust (REIT)	85,012
6,000	The Wharf (Holdings) Ltd. (Real Estate)	38,484
23,000	Wheelock & Co. Ltd. (Real Estate)	76,719
3,000	Wing Hang Bank Ltd. (Banks)	35,911
45,200	Wynn Macau Ltd. (Consumer Services)*	77,779
20,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	75,686

		3,490,422

Ireland — 0.6%
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	837,788

Israel — 0.8%
26,794	Bank Hapoalim BM (Banks)*	122,875
4,842	Bank Leumi Le-Israel BM (Banks)*	22,575
16,666	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	41,439
3,991	Discount Investment Corp. (Capital Goods)	79,803
2,404	Israel Chemicals Ltd. (Materials)	33,760

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Israel — (continued)
7,084	Makhteshim-Agan Industries Ltd. (Materials)*	$26,354
1,283	Mizrahi Tefahot Bank Ltd. (Banks)	11,863
212	NICE Systems Ltd. ADR (Software & Services)*	6,633
3,562	Partner Communications Co. Ltd. (Telecommunication Services)	65,809
11,972	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	631,523
34	The Israel Corp. Ltd. (Materials)*	32,555

		1,075,189

Italy — 2.4%
29,271	Eni SpA (Energy)(a)	632,469
3,903	Exor SpA (Diversified Financials)	90,662
15,800	Fiat SpA (Automobiles & Components)	244,634
9,249	Finmeccanica SpA (Capital Goods)	110,097
74,015	Intesa Sanpaolo SpA (Banks)	241,104
364,771	Parmalat SpA (Food, Beverage & Tobacco)	937,216
750,376	Telecom Italia SpA (Telecommunication Services)	1,013,472

		3,269,654

Japan — 20.6%
5,800	Aeon Co. Ltd. (Food & Staples Retailing)	62,182
10,800	AEON Credit Service Co. Ltd. (Diversified Financials)	116,573
1,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	40,682
10,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	98,105
72,000	Amada Co. Ltd. (Capital Goods)	494,168
54,000	Asahi Glass Co. Ltd. (Capital Goods)	550,727
19,000	Asahi Kasei Corp. (Materials)	104,873
19,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	716,474
19,900	Brother Industries Ltd. (Technology Hardware & Equipment)	245,682
25,700	Canon, Inc. (Technology Hardware & Equipment)	1,200,345
111	Central Japan Railway Co. (Transportation)	817,326
20,000	Daicel Chemical Industries Ltd. (Materials)	134,780
6,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	128,414
37,700	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	315,686
10,100	Daito Trust Construction Co. Ltd. (Real Estate)	603,424
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	151,457

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,800	Dena Co. Ltd. (Retailing)	$88,224
6,700	Denso Corp. (Automobiles & Components)	199,043
55,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	144,424
27,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	172,612
199	Fuji Media Holdings, Inc. (Media)	253,494
23,000	Fujitsu Ltd. (Technology Hardware & Equipment)	161,823
67,000	Fukuoka Financial Group, Inc. (Banks)	268,422
10,000	Furukawa Electric Co. Ltd. (Capital Goods)	37,606
111,000	Hitachi Ltd. (Technology Hardware & Equipment)	485,858
87,500	Honda Motor Co. Ltd. (Automobiles & Components)	3,113,611
7	Japan Real Estate Investment Corp. (REIT)	63,664
30	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	99,962
8,900	JFE Holdings, Inc. (Materials)	272,288
135	Jupiter Telecommunications Co. Ltd. (Media)	145,760
107,420	JX Holdings, Inc. (Energy)	623,324
19,000	Kaneka Corp. (Materials)	114,285
6,900	Kao Corp. (Household & Personal Products)	168,319
33,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	123,960
12,000	Keisei Electric Railway Co. Ltd. (Transportation)	77,166
16,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	156,825
18,000	Kubota Corp. (Capital Goods)	165,090
6,000	Kyocera Corp. (Technology Hardware & Equipment)	567,615
5,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	49,604
29,000	Kyushu Electric Power Co., Inc. (Utilities)	662,322
1,200	Mabuchi Motor Co. Ltd. (Capital Goods)	61,452
3,300	Makita Corp. (Capital Goods)	104,858
9,000	Marubeni Corp. (Capital Goods)	50,890
7,900	Marui Group Co. Ltd. (Retailing)	59,107
12,900	Mitsubishi Corp. (Capital Goods)	306,493
16,000	Mitsubishi Electric Corp. (Capital Goods)	137,864
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	46,534
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	163,055
4,070	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	143,374

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
19,000	Mitsui & Co. Ltd. (Capital Goods)	$282,510
113,000	Mitsui Chemicals, Inc. (Materials)	305,106
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	74,722
67,000	Mitsui OSK Lines Ltd. (Transportation)	421,549
6,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	147,272
10,000	NGK Insulators Ltd. (Capital Goods)	166,610
800	Nintendo Co. Ltd. (Software & Services)	200,650
10	Nippon Building Fund, Inc. (REIT)	87,641
52,000	Nippon Express Co. Ltd. (Transportation)	198,136
2,600	Nippon Paper Group, Inc. (Materials)	65,150
20,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	43,666
32,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,414,813
6,700	Nissan Chemical Industries Ltd. (Materials)	75,744
76,000	Nissan Motor Co. Ltd. (Automobiles & Components)	665,564
38,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	500,362
14,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	140,369
30,000	NKSJ Holdings, Inc. (Insurance)*	187,973
12	Nomura Real Estate Office Fund, Inc. (REIT)	66,582
16	NTT Data Corp. (Software & Services)	50,578
4,600	Omron Corp. (Technology Hardware & Equipment)	105,169
77,000	Osaka Gas Co. Ltd. (Utilities)	277,708
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	119,355
21,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	297,522
5,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	328,234
33,000	Sapporo Hokuyo Holdings, Inc. (Banks)	152,713
666	SBI Holdings, Inc. (Diversified Financials)	83,506
9,700	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	148,172
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	90,954
30,000	Sekisui House Ltd. (Consumer Durables & Apparel)	269,989
21,000	Sharp Corp. (Consumer Durables & Apparel)	209,328
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	107,354
8,800	Sony Corp. (Consumer Durables & Apparel)	271,671
57,000	Sumitomo Chemical Co. Ltd. (Materials)	250,227
43,500	Sumitomo Corp. (Capital Goods)	560,938
41,600	Sumitomo Electric Industries Ltd. (Capital Goods)	507,355

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	$51,609
7,000	Sumitomo Metal Mining Co. Ltd. (Materials)	107,114
12,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	355,531
13,000	Suruga Bank Ltd. (Banks)	114,731
15,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	712,578
45,000	The Bank of Yokohama Ltd. (Banks)	210,282
5,000	The Japan Steel Works, Ltd. (Capital Goods)	47,110
36,000	The Nishi-Nippon City Bank Ltd. (Banks)	102,978
87,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	435,942
12,000	Toho Gas Co. Ltd. (Utilities)	59,420
16,000	Tokio Marine Holdings, Inc. (Insurance)	431,561
71,000	Tokyo Gas Co. Ltd. (Utilities)	322,907
4,400	Tokyo Steel Manufacturing Co. Ltd. (Materials)	51,881
67,000	Tokyu Land Corp. (Diversified)	277,624
4,300	Toyo Seikan Kaisha Ltd. (Materials)	77,345
29,000	Ube Industries Ltd. (Materials)	64,335
1,760	USS Co. Ltd. (Retailing)	131,653
68	West Japan Railway Co. (Transportation)	244,180
10,800	Yamaha Corp. (Consumer Durables & Apparel)	125,395
28,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	196,951

		28,066,145

Luxembourg — 0.5%
13,515	ArcelorMittal (Materials)	445,868
1,935	Millicom International Cellular SA SDR (Telecommunication Services)	184,769

		630,637

Netherlands — 5.6%
25,745	Aegon NV (Insurance)*	154,549
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)	50,848
10,979	European Aeronautic Defence & Space Co. NV (Capital Goods)*	273,976
1,273	Heineken Holding NV (Food, Beverage & Tobacco)	55,780
2,133	Koninklijke Boskalis Westminster NV (Capital Goods)	89,664
39,634	Koninklijke DSM NV (Materials)	2,033,879
33,172	Koninklijke Philips Electronics NV (Capital Goods)	1,043,756
71,628	Royal Dutch Shell PLC Class A (Energy)	2,168,000
61,258	Royal Dutch Shell PLC Class B (Energy)	1,789,680

		7,660,132

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — 0.5%
12,000	Statoil ASA (Energy)	$251,163
30,325	Telenor ASA (Telecommunication Services)	476,296

		727,459

Portugal — 0.1%
16,718	Banco Espirito Santo SA (Banks)	77,331
15,040	Brisa Auto-estradas de Portugal SA (Transportation)	97,126

		174,457

Singapore — 1.6%
37,000	Ascendas Real Estate Investment Trust (REIT)	61,701
14,000	CapitaLand Ltd. (Real Estate)	43,205
9,000	CapitaMall Trust (REIT)	14,723
14,000	City Developments Ltd. (Real Estate)	135,660
35,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	47,104
28,000	DBS Group Holdings Ltd. (Banks)	299,559
54,000	Fraser and Neave Ltd. (Capital Goods)	266,759
29,000	Genting Singapore PLC (Consumer Services)*	41,027
302,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	131,239
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	149,575
11,000	Keppel Corp. Ltd. (Capital Goods)	75,094
3,000	Neptune Orient Lines Ltd. (Transportation)*	4,516
34,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	235,211
9,000	Singapore Airlines Ltd. (Transportation)	111,725
1,000	Singapore Exchange Ltd. (Diversified Financials)	6,857
8,000	Singapore Press Holdings Ltd. (Media)	25,856
84,000	Singapore Telecommunications Ltd. (Telecommunication Services)	200,473
9,000	StarHub Ltd. (Telecommunication Services)	17,674
9,000	United Overseas Bank Ltd. (Banks)	125,168
44,000	UOL Group Ltd. (Real Estate)	154,786
1,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,560

		2,152,472

Spain — 3.4%
87,145	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,179,258
176,488	Banco Santander SA (Banks)	2,240,032
5,164	Gas Natural SDG SA (Utilities)	77,144
97,670	Iberdrola SA (Utilities)	753,143
15,840	Repsol YPF SA (Energy)	408,343

		4,657,920

Sweden — 3.1%
14,106	Alfa Laval AB (Capital Goods)	248,061
28,768	Nordea Bank AB (Banks)	300,577
15,935	Skanska AB Class B (Capital Goods)	292,555
21,739	SKF AB Class B (Capital Goods)	501,397

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
23,335	Svenska Handelsbanken AB Class A (Banks)	$766,738
18,979	Swedbank AB Class A (Banks)*	264,201
12,500	Swedish Match AB (Food, Beverage & Tobacco)	333,960
19,183	Tele2 AB Class B (Telecommunication Services)	402,487
138,955	TeliaSonera AB (Telecommunication Services)	1,126,933

		4,236,909

Switzerland — 7.7%
84,809	ABB Ltd. (Registered) (Capital Goods)*	1,790,740
5,258	Adecco SA (Registered) (Commercial & Professional Services)	274,882
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	1,137,129
12,375	Credit Suisse Group AG (Registered) (Diversified Financials)	527,216
55,332	GAM Holding Ltd. (Diversified Financials)*	840,563
46,614	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,484,873
23,185	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,334,481
8,806	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,203,182
3,798	Swiss Life Holding AG (Registered) (Insurance)*	432,747
501	Syngenta AG (Registered) (Materials)	124,630
17,099	UBS AG (Registered) (Diversified Financials)*	291,123

		10,441,566

United Kingdom — 17.9%
12,710	Anglo American PLC (Materials)	504,515
47,643	Associated British Foods PLC (Food, Beverage & Tobacco)	785,479
44,596	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,263,715
112,263	BAE Systems PLC (Capital Goods)	604,537
160,573	Barclays PLC (Banks)	754,740
55,322	BHP Billiton PLC (Materials)	1,764,355
11,605	BP PLC ADR (Energy)(b)	477,778
16,366	Compass Group PLC (Consumer Services)	136,555
38,907	Eurasian Natural Resources Corp. PLC (Materials)	562,138
20,502	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	810,239
43,515	Hammerson PLC (REIT)	269,759
74,765	HSBC Holdings PLC (Banks)	756,320
4,352	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	129,823
63,986	International Power PLC (Utilities)	389,802

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
13,609	Investec PLC (Diversified Financials)	$108,763
129,818	J Sainsbury PLC (Food & Staples Retailing)	797,637
45,375	Kingfisher PLC (Retailing)	167,205
307,686	Legal & General Group PLC (Insurance)	500,463
317,734	Lloyds Banking Group PLC (Banks)*	368,622
158,767	Old Mutual PLC (Insurance)	346,501
2,783	Petrofac Ltd. (Energy)	60,007
263,509	Resolution Ltd. (Insurance)	1,014,882
27,454	Rio Tinto PLC (Materials)	1,608,350
655,075	Royal Bank of Scotland Group PLC (Banks)*	485,903
49,761	Scottish & Southern Energy PLC (Utilities)	874,523
14,275	Severn Trent PLC (Utilities)	293,795
80,540	Standard Chartered PLC (Banks)	2,312,667
16,028	Tesco PLC (Food & Staples Retailing)	106,917
10,712	The British Land Co. PLC (REIT)	78,331
84,117	Thomas Cook Group PLC (Consumer Services)	227,368
9,394	Vedanta Resources PLC (Materials)	319,772
83,203	Vodafone Group PLC ADR (Telecommunication Services)(b)	2,064,266
351,475	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,634,637
68,725	WPP PLC (Media)	761,990

		24,342,354

TOTAL COMMON STOCKS		$132,212,637

Shares	Rate	Value
Short-term Investment(c) — 0.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,404	0.129%	$10,404

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$132,223,041

Securities Lending Reinvestment Vehicle(c)(d) — 0.7%
Boston Global Investment Trust — Enhanced Portfolio II
949,647	0.229%	$950,597

TOTAL INVESTMENTS — 97.8%		$133,173,638

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		2,950,436

NET ASSETS — 100.0%		$136,124,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STROXX 50 Index	26	December 2010	$970,470	$(5,563)
FTSE 100 Index	5	December 2010	434,315	(1,907)
SPI 200 Index	1	December 2010	111,153	(2,190)
TSE TOPIX Index	4	December 2010	396,023	(9,641)

TOTAL				$(19,301)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$95,358,276

Gross unrealized gain	37,919,148
Gross unrealized loss	(103,786)

Net unrealized security gain	$37,815,362

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of September 30, 2010:

U.S. Equity Dividend and Premium	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$346,537,748	$—	$—
Short-term Investments	16,614,870	—	—
Derivatives	92,656	—	—

Total	$363,245,274	$—	$—

Liabilities
Derivatives	$—	$(4,928,200)	$—

International Equity Dividend and Premium	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$11,262,152	$171,773,275 (a)	$—
Short-term Investments	3,547,647	—	—

Total	$14,809,799	$171,773,275	$—

Liabilities
Derivatives	$(110,954)	$(2,037,478)	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT (continued)

Structured Tax-Managed Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$261,682,512	$—	$—
Short-term Investments	11,970,475	—	—
Securities Lending Reinvestment Vehicle	—	2,067,574	—
Derivatives	77,957	—	—

Total	$273,730,944	$2,067,574	$—

Structured International Tax-Managed Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$3,990,440	$128,222,197 (a)	$—
Short-term Investments	10,404	—	—
Securities Lending Reinvestment Vehicle	—	950,597	—

Total	$4,000,844	$129,172,794	$—

Liabilities
Derivatives	$(19,301)	$—	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
F. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT (continued)
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Options — The Funds may write covered call and put options and purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
     The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written call options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining or relatively flat markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT (continued)
benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of September 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Derivative	Derivative
Fund	Risk	Assets	Liabilities

U.S. Equity Dividend and Premium	Equity	$92,656	$(4,928,200)

International Equity Dividend and Premium	Equity	—	(2,148,432)

Structured Tax-Managed Equity	Equity	77,957	—

Structured International Tax-Managed Equity	Equity	—	(19,301)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust II (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENT (continued)
collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain Goldman Sachs Fund of Funds Portfolios may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2010

* Print the name and title of each signing officer under his or her signature.